Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2017-2020) (Detail) - Plan 2017-20 [member] $ in Millions	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	375,552		644,949
- Granted					646,149
Settled	(182,445)		(193,564)
- Expired	(9,906)		(75,833)		(1,200)
Amount at end of fiscal year	183,201		375,552		644,949
Expense recognized during the fiscal year | $	$ 98		$ 142		$ 69
Fair value of shares on grant date (in U.S.dollars) | $ / shares		$ 20.26		$ 20.26		$ 20.26